Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
It is the Compensation Committee’s (or, in the case of Dr. Kinney, the Board’s) general practice to approve ordinary course annual equity awards at its regularly scheduled meeting held in February of each year. Following approval by the Compensation Committee or Board, as applicable, all annual equity awards for the fiscal year are made at a fixed, future date specified at the time of approval of the award. As in prior years, the Committee approved annual equity awards to our named executive officers in February
2024 and the Committee (or, in the case of Dr. Kinney, the Board) had the opportunity to consider our expectations and projections for fiscal year 2024. In addition, while we generally grant broad-based equity awards at approximately the same time each year following our release of full-year financial results, we may choose to grant equity awards outside of the annual broad-based awards (e.g., as a new hire, retention, or promotion award). Pursuant to the terms of the 2018 LTIP and the 2020 EIIP, stock options may be granted only with an exercise price at or above the closing market price of an ordinary share on the date of grant.
The Company does not schedule its equity awards in anticipation of the release of material, non-public information (“MNPI”), nor does the Company time the release of MNPI based on equity award grant dates.
In the event MNPI becomes known to the Committee or the Board prior to granting an equity award, the Committee or Board will take the existence of such information into consideration and use its business judgement to determine whether to delay the grant of such equity award. Since 2023, it has been both the Committee’s and the Board’s practice not to grant stock option awards during any period beginning four business days before the filing or furnishing of a periodic report or current report disclosing MNPI and ending one business day after the filing or furnishing of such a report with the SEC, and no stock options were granted to any of our named executive officers during such period during fiscal year 2024.

Award Timing Method
It is the Compensation Committee’s (or, in the case of Dr. Kinney, the Board’s) general practice to approve ordinary course annual equity awards at its regularly scheduled meeting held in February of each year. Following approval by the Compensation Committee or Board, as applicable, all annual equity awards for the fiscal year are made at a fixed, future date specified at the time of approval of the award. As in prior years, the Committee approved annual equity awards to our named executive officers in February
2024 and the Committee (or, in the case of Dr. Kinney, the Board) had the opportunity to consider our expectations and projections for fiscal year 2024. In addition, while we generally grant broad-based equity awards at approximately the same time each year following our release of full-year financial results, we may choose to grant equity awards outside of the annual broad-based awards (e.g., as a new hire, retention, or promotion award). Pursuant to the terms of the 2018 LTIP and the 2020 EIIP, stock options may be granted only with an exercise price at or above the closing market price of an ordinary share on the date of grant.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered
The Company does not schedule its equity awards in anticipation of the release of material, non-public information (“MNPI”), nor does the Company time the release of MNPI based on equity award grant dates.
In the event MNPI becomes known to the Committee or the Board prior to granting an equity award, the Committee or Board will take the existence of such information into consideration and use its business judgement to determine whether to delay the grant of such equity award. Since 2023, it has been both the Committee’s and the Board’s practice not to grant stock option awards during any period beginning four business days before the filing or furnishing of a periodic report or current report disclosing MNPI and ending one business day after the filing or furnishing of such a report with the SEC, and no stock options were granted to any of our named executive officers during such period during fiscal year 2024.

MNPI Disclosure Timed for Compensation Value	false